SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expenses
Salaries	$ 1,016,881	$ 143,065
Share based compensation	2,889,567	4,302,978
Professional fees	225,384	117,860
Other	79,523	34,399
Total general and administrative expenses	$ 4,211,355	$ 4,598,302